LOAN AND NOTE RECEIVABLES, RELATED PARTY (Details Narrative) - USD ($)	Apr. 27, 2026	Aug. 29, 2025	Jul. 05, 2025	Jun. 30, 2026	Jun. 30, 2025
Interest rate percentage				2.75%
Outstanding loans receivable amount				$ 1,257,979
Interest receivable				27,979
Debt term		1 year
Notes Receivable [Member]
Interest receivable				353,904
Related Party [Member]
Notes receivable, related party				$ 4,153,904
Minimum [Member]
Interest rate percentage					3.00%
Maximum [Member]
Interest rate percentage					3.75%
ST Meng Pte Ltd [Member]
Deposits paid			$ 1,230,000
Interest rate percentage		12.00%	3.00%
Debt instrument, face amount	$ 3,800,000	$ 3,800,000
Debt instrument conversion percentage		70.00%
Debt Conversion, Converted Instrument, Shares Issued	51,072
ST Meng Pte Ltd [Member] | Minimum [Member]
Debt Instrument, Interest Rate, Stated Percentage	19.00%
ST Meng Pte Ltd [Member] | Maximum [Member]
Debt Instrument, Interest Rate, Stated Percentage	41.52%